Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000018473 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018473 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.39%
C000018473 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000018473 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.27%
C000018473 | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018473 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
C000018473 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.43%
C000018473 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.55%
C000018473 | Materials
Holdings [Line Items]
Percent of Total Investments	1.73%
C000018473 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.47%
C000018473 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000018473 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000018475 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018475 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.39%
C000018475 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000018475 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.27%
C000018475 | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018475 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
C000018475 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.43%
C000018475 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.55%
C000018475 | Materials
Holdings [Line Items]
Percent of Total Investments	1.73%
C000018475 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.47%
C000018475 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000018475 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000054855 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054855 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.39%
C000054855 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000054855 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.27%
C000054855 | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000054855 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
C000054855 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.43%
C000054855 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.55%
C000054855 | Materials
Holdings [Line Items]
Percent of Total Investments	1.73%
C000054855 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.47%
C000054855 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000054855 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000188220 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188220 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.39%
C000188220 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000188220 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.27%
C000188220 | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000188220 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
C000188220 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.43%
C000188220 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.55%
C000188220 | Materials
Holdings [Line Items]
Percent of Total Investments	1.73%
C000188220 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.47%
C000188220 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000188220 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000018477 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018477 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.39%
C000018477 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000018477 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.27%
C000018477 | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018477 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
C000018477 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.43%
C000018477 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.55%
C000018477 | Materials
Holdings [Line Items]
Percent of Total Investments	1.73%
C000018477 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.47%
C000018477 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000018477 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000018476 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018476 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.39%
C000018476 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000018476 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.27%
C000018476 | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018476 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
C000018476 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.43%
C000018476 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.55%
C000018476 | Materials
Holdings [Line Items]
Percent of Total Investments	1.73%
C000018476 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.47%
C000018476 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000018476 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000054856 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054856 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.39%
C000054856 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000054856 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.27%
C000054856 | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000054856 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
C000054856 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.43%
C000054856 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.55%
C000054856 | Materials
Holdings [Line Items]
Percent of Total Investments	1.73%
C000054856 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.47%
C000054856 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000054856 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000054857 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054857 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.39%
C000054857 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000054857 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.27%
C000054857 | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000054857 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
C000054857 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.43%
C000054857 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.55%
C000054857 | Materials
Holdings [Line Items]
Percent of Total Investments	1.73%
C000054857 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.47%
C000054857 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000054857 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000151972 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000151972 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.39%
C000151972 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000151972 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.27%
C000151972 | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000151972 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
C000151972 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.43%
C000151972 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.55%
C000151972 | Materials
Holdings [Line Items]
Percent of Total Investments	1.73%
C000151972 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.47%
C000151972 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000151972 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000151973 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000151973 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.39%
C000151973 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000151973 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.27%
C000151973 | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000151973 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
C000151973 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.43%
C000151973 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.55%
C000151973 | Materials
Holdings [Line Items]
Percent of Total Investments	1.73%
C000151973 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.47%
C000151973 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000151973 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000151974 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000151974 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.39%
C000151974 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000151974 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.27%
C000151974 | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000151974 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
C000151974 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.43%
C000151974 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.55%
C000151974 | Materials
Holdings [Line Items]
Percent of Total Investments	1.73%
C000151974 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.47%
C000151974 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.31%
C000151974 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%